Significant accounting estimates and assumptions (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Significant accounting estimates and assumptions
Impairment of goodwill	$ 15,082,026	$ 6,372,394
Nautical Ventures Group Cash Generating Unit
Significant accounting estimates and assumptions
Impairment of goodwill	$ 15,082,026
Boat rental operation CGU
Significant accounting estimates and assumptions
Impairment of goodwill		$ 6,372,394